Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (5,336)	$ (994)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	115	110
Interest expense	1	1
Stock based compensation	473	112
Gain on debt extinguishment	(74)
Changes in operating assets and liabilities:
Accounts receivable, net	570	(499)
Allowance for credit losses	(10)
Contract assets	(164)	235
Other current assets	(592)	(49)
Long-term assets	(140)
Accounts payable	939	25
Accrued payroll	255	(4)
Other current liabilities	(126)	(143)
Contract liabilities	150
Operating lease right-of-use assets and lease liabilities	8	5
Net cash used in operating activities	(3,931)	(1,201)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(105)
Cash acquired in reverse acquisition	7
Net cash used in investing activities	(98)
Cash Flows from Financing Activities:
Payment of finance lease liability	(3)	(2)
Proceeds from Offering, net of Offering costs	28,847
Proceeds from issuance of Series A Prime Preferred Stock		609
Payment of share repurchase liability	(81)
Proceeds from exercise of stock options	435
Net cash provided by financing activities	29,198	607
Net change in cash and cash equivalents	25,168	(594)
Effect of exchange rate on cash and cash equivalents	115	(18)
Cash and cash equivalents:
Beginning of period	2,149	2,761
End of period	27,432	2,149
Supplemental schedule of non-cash investing and financing activities:
Issuance of common stock in reverse acquisition	$ 176